Related Party Balances and Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions [Line Items]
Total costs and expenses	¥ 450,870	¥ 565,051	¥ 396,913
Percentage of operating cost	1.00%	1.00%	18.00%
Customers acquisition and referral services [Member]
Related Party Balances and Transactions [Line Items]
Total costs and expenses	¥ 13,483	¥ 9,935	¥ 175,471
Ruicheng [Member] | Customers acquisition and referral services [Member]
Related Party Balances and Transactions [Line Items]
Total costs and expenses	4,446	9,641	175,824
Puxin Hengye [Member] | Related Party [Member]
Related Party Balances and Transactions [Line Items]
Interest income	28,692	8,316
Pucheng Credit [Member] | Related Party [Member]
Related Party Balances and Transactions [Line Items]
Interest income	11,215	¥ 9,067	¥ 6,937
Minimum [Member]
Related Party Balances and Transactions [Line Items]
Non-competition agreement, investable financial assets	1,000
Maximum [Member]
Related Party Balances and Transactions [Line Items]
Non-competition agreement, investable financial assets	¥ 10,000